Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
May 31, 2022
T13-NPRT3-0722
1.9862237.107

Schedule of Investments May 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 58.7%
		Principal Amount(a)	Value
COMMUNICATION SERVICES – 3.3%
Diversified Telecommunication Services – 0.7%
AT&T, Inc.:
0.90% 3/25/24		$ 680,000	$ 655,294
1.65% 2/1/28		482,000	426,724
Verizon Communications, Inc. 2.355% 3/15/32		757,000	651,972
			1,733,990
Entertainment – 0.1%
Magallanes, Inc.:
3.638% 3/15/25 (b)		82,000	80,962
3.755% 3/15/27 (b)		161,000	156,267
			237,229
Media – 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.464% 7/23/22		201,000	201,052
Comcast Corp.:
3.70% 4/15/24		895,000	909,794
3.95% 10/15/25		1,261,000	1,286,373
Discovery Communications LLC 2.95% 3/20/23		1,310,000	1,308,112
			3,705,331
Wireless Telecommunication Services – 1.0%
NTT Finance Corp.:
0.583% 3/1/24 (b)		268,000	256,548
1.162% 4/3/26 (b)		362,000	329,521
1.591% 4/3/28 (b)		450,000	395,929
Rogers Communications, Inc. 2.95% 3/15/25 (b)		437,000	429,311
T-Mobile USA, Inc.:
2.625% 4/15/26		710,000	673,646
3.50% 4/15/25		373,000	370,141
			2,455,096
TOTAL COMMUNICATION SERVICES	8,131,646
CONSUMER DISCRETIONARY – 4.4%
Auto Components – 0.1%
Volkswagen Group of America Finance LLC 3.95% 6/6/25		255,000	254,885
Automobiles – 2.9%
BMW U.S. Capital LLC 3.45% 4/12/23 (b)		1,070,000	1,076,242
Daimler Finance North America LLC:
0.75% 3/1/24 (b)		758,000	726,900
1.45% 3/2/26 (b)		237,000	217,772

		Principal Amount(a)	Value

Ford Motor Credit Co. LLC 2.30% 2/10/25		$ 1,500,000	$ 1,397,944
General Motors Financial Co., Inc.:
1.05% 3/8/24		498,000	477,250
1.25% 1/8/26		426,000	382,883
1.70% 8/18/23		276,000	271,621
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.982% 11/17/23 (c)(d)		508,000	502,922
2.35% 2/26/27		550,000	498,997
3.25% 1/5/23		588,000	589,634
Hyundai Capital America 1.00% 9/17/24 (b)		423,000	397,505
Volkswagen Group of America Finance LLC 1.25% 11/24/25 (b)		650,000	595,132
			7,134,802
Hotels, Restaurants & Leisure – 0.1%
McDonald's Corp. 3.30% 7/1/25		55,000	55,000
Starbucks Corp. 3.80% 8/15/25		126,000	127,607
			182,607
Multiline Retail – 0.6%
Dollar Tree, Inc. 4.00% 5/15/25		1,522,000	1,536,695
Specialty Retail – 0.7%
7-Eleven, Inc.:
0.80% 2/10/24 (b)		672,000	643,015
0.95% 2/10/26 (b)		367,000	330,098
1.30% 2/10/28 (b)		121,000	103,280
AutoZone, Inc. 3.625% 4/15/25		28,000	28,021
Genuine Parts Co. 1.75% 2/1/25		440,000	417,782
Ross Stores, Inc. 0.875% 4/15/26		273,000	244,767
			1,766,963
TOTAL CONSUMER DISCRETIONARY	10,875,952
CONSUMER STAPLES – 4.9%
Beverages – 1.1%
Constellation Brands, Inc. 3.60% 5/9/24		750,000	756,084
JDE Peet's N.V.:
0.80% 9/24/24 (b)		589,000	551,641
1.375% 1/15/27 (b)		744,000	648,521
Keurig Dr Pepper, Inc. 0.75% 3/15/24		310,000	297,238

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
CONSUMER STAPLES – continued
Beverages – continued
Molson Coors Brewing Co. 3.00% 7/15/26		$ 343,000	$ 330,127
			2,583,611
Food Products – 1.3%
Conagra Brands, Inc. 0.50% 8/11/23		466,000	452,496
JBS Finance Luxembourg Sarl 2.50% 1/15/27 (b)		650,000	581,510
JBS U.S.A. Lux SA / JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)		840,000	867,041
McCormick & Co., Inc. 0.90% 2/15/26		490,000	441,007
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (b)		666,000	629,101
Mondelez International, Inc. 2.125% 3/17/24		350,000	344,603
			3,315,758
Personal Products – 0.4%
GSK Consumer Healthcare Capital UK PLC 3.125% 3/24/25 (b)		680,000	672,343
HCA, Inc. 3.125% 3/15/27 (b)		300,000	285,619
			957,962
Tobacco – 2.1%
Altria Group, Inc. 2.35% 5/6/25		788,000	756,229
BAT Capital Corp. 3.222% 8/15/24		819,000	812,733
BAT International Finance PLC:
1.668% 3/25/26		1,016,000	917,367
3.95% 6/15/25 (b)		626,000	621,938
Imperial Brands Finance PLC:
3.125% 7/26/24 (b)		250,000	244,664
4.25% 7/21/25 (b)		550,000	545,916
Philip Morris International, Inc.:
0.875% 5/1/26		296,000	266,061
1.50% 5/1/25		136,000	129,355
2.875% 5/1/24		452,000	452,567
S&P Global, Inc. 2.45% 3/1/27 (b)		588,000	557,963
			5,304,793
TOTAL CONSUMER STAPLES	12,162,124

		Principal Amount(a)	Value
ENERGY – 4.3%
Oil, Gas & Consumable Fuels – 4.3%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.:
1.231% 12/15/23		$ 142,000	$ 138,636
2.061% 12/15/26		133,000	123,893
Canadian Natural Resources Ltd. 2.05% 7/15/25		783,000	742,760
CONOCOPHILLIPS Co., Inc. 2.40% 3/7/25		281,000	275,891
Enbridge, Inc.:
1.60% 10/4/26		420,000	381,788
2.15% 2/16/24		111,000	108,813
2.50% 2/14/25		116,000	112,736
Energy Transfer LP:
4.20% 9/15/23		169,000	171,047
4.25% 3/15/23		1,206,000	1,212,944
4.50% 4/15/24		842,000	853,590
Energy Transfer Operating LP 2.90% 5/15/25		493,000	480,333
Equinor ASA:
1.75% 1/22/26		53,000	50,046
2.875% 4/6/25		575,000	571,247
Hess Corp. 4.30% 4/1/27		500,000	498,898
Kinder Morgan Energy Partners LP 3.50% 9/1/23		203,000	203,678
Kinder Morgan, Inc. 3.15% 1/15/23		170,000	170,657
MPLX LP:
1.75% 3/1/26		479,000	438,110
3.375% 3/15/23		236,000	237,033
4.50% 7/15/23		548,000	554,501
Occidental Petroleum Corp. 2.90% 8/15/24		774,000	754,650
Ovintiv Exploration, Inc. 5.625% 7/1/24		99,000	104,129
Petroleos Mexicanos:
6.49% 1/23/27		420,000	401,184
6.50% 3/13/27		600,000	572,364
Phillips 66:
1.30% 2/15/26		256,000	235,017
3.70% 4/6/23		351,000	352,858
3.85% 4/9/25		477,000	482,164
Pioneer Natural Resources Co. 0.55% 5/15/23		390,000	381,432
Valero Energy Corp. 2.85% 4/15/25		99,000	96,997
Western Midstream Operating LP 3 month U.S. LIBOR + 2.100% 2.621% 1/13/23 (c)(d)		101,000	100,091
TOTAL ENERGY	10,807,487

Quarterly Report	3

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – 29.7%
Banks – 16.8%
ABN AMRO Bank N.V. 1.542% 6/16/27 (b)(d)	$ 666,000	$ 596,235
Banco Santander SA 1.722% 9/14/27 (d)	400,000	355,992
Bank of America Corp.:
0.976% 4/22/25 (d)	560,000	532,501
1.197% 10/24/26 (d)	981,000	893,774
1.319% 6/19/26 (d)	554,000	511,175
2.015% 2/13/26 (d)	1,262,000	1,199,816
4.20% 8/26/24	2,145,000	2,179,927
Bank of Nova Scotia 0.55% 9/15/23	245,000	237,962
Barclays PLC:
2.279% 11/24/27 (d)	1,000,000	905,625
2.852% 5/7/26 (d)	300,000	288,511
3.932% 5/7/25 (d)	1,000,000	998,571
BBVA USA 2.50% 8/27/24	470,000	464,084
BPCE SA:
1.652% 10/6/26 (b)(d)	1,100,000	1,002,818
2.045% 10/19/27 (b)(d)	378,000	339,540
Canadian Imperial Bank of Commerce:
0.45% 6/22/23	500,000	488,695
0.95% 6/23/23	327,000	320,368
Capital One Bank USA N.A. 2.28% 1/28/26 (d)	350,000	335,575
CIT Bank N.A. 2.969% 9/27/25 (d)	325,000	317,977
CIT Group, Inc. 3.929% 6/19/24 (d)	40,000	40,187
Citigroup, Inc.:
0.981% 5/1/25 (d)	286,000	271,704
1.122% 1/28/27 (d)	380,000	341,835
3.106% 4/8/26 (d)	423,000	412,905
4.40% 6/10/25	291,000	294,157
Cooperatieve Rabobank UA 1.98% 12/15/27 (b)(d)	575,000	521,119
Credit Suisse AG 0.52% 8/9/23	550,000	534,082
DNB Bank ASA:
1.535% 5/25/27 (b)(d)	381,000	344,620
1.605% 3/30/28 (b)(d)	679,000	600,735
Enel Finance America LLC:
0.377% 7/11/22	1,000,000	998,461
0.407% 9/27/22	1,000,000	992,358
HSBC Holdings PLC:
0.976% 5/24/25 (d)	1,300,000	1,226,798
1.589% 5/24/27 (d)	300,000	268,367
3.803% 3/11/25 (d)	250,000	249,434

	Principal Amount(a)	Value

ING Groep N.V. 1.726% 4/1/27 (d)	$ 901,000	$ 813,750
Intesa Sanpaolo SpA:
3.375% 1/12/23 (b)	475,000	474,437
5.71% 1/15/26 (b)	467,000	470,406
JPMorgan Chase & Co.:
0.824% 6/1/25 (d)	839,000	795,461
1.045% 11/19/26 (d)	418,000	379,171
1.47% 9/22/27 (d)	990,000	891,682
2.083% 4/22/26 (d)	825,000	784,397
3.22% 3/1/25 (d)	1,284,000	1,276,786
Key Corp. 3.878% 5/23/25	203,000	204,843
Lloyds Banking Group PLC:
0.695% 5/11/24 (d)	227,000	221,160
2.438% 2/5/26 (d)	200,000	191,999
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	450,000	418,195
1.538% 7/20/27 (d)	300,000	269,362
1.64% 10/13/27 (d)	700,000	627,056
2.193% 2/25/25	1,230,000	1,182,219
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (d)	649,000	627,774
1.234% 5/22/27 (d)	350,000	310,349
National Bank of Canada 0.90% 8/15/23 (d)	450,000	448,247
Natwest Group PLC:
3.875% 9/12/23	300,000	301,754
4.519% 6/25/24 (d)	1,250,000	1,261,872
Regions Financial Corp. 2.25% 5/18/25	166,000	160,234
Royal Bank of Canada 1.15% 6/10/25	477,000	445,107
Santander Holdings USA, Inc.:
3.40% 1/18/23	274,000	274,507
3.45% 6/2/25	1,160,000	1,140,075
Societe Generale:
1.488% 12/14/26 (b)(d)	1,248,000	1,115,232
1.792% 6/9/27 (b)(d)	456,000	404,851
2.625% 10/16/24 (b)	200,000	194,751
3.875% 3/28/24 (b)	343,000	343,159
Sumitomo Mitsui Financial Group, Inc.:
1.402% 9/17/26	725,000	649,777
1.474% 7/8/25	200,000	186,628
SVB Financial Group 3.125% 6/5/30	147,000	130,176
Svenska Handelsbanken AB 0.625% 6/30/23 (b)	450,000	438,815
Synovus Financial Corp. 3.125% 11/1/22	515,000	515,563
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Banks – continued
The Toronto-Dominion Bank 0.75% 6/12/23	$ 407,000	$ 399,718
Wells Fargo & Co.:
1.654% 6/2/24 (d)	220,000	217,083
3 month U.S. LIBOR + 0.750% 2.164% 2/11/26 (c)(d)	1,424,000	1,360,881
2.406% 10/30/25 (d)	356,000	345,134
4.30% 7/22/27	1,136,000	1,141,914
Westpac Banking Corp. 4.11% 7/24/34 (d)	1,345,000	1,260,959
		41,741,392
Capital Markets – 2.4%
Ares Capital Corp. 3.25% 7/15/25	460,000	437,690
Blackstone Private Credit Fund 4.70% 3/24/25 (b)	650,000	633,617
Credit Suisse Group AG:
1.305% 2/2/27 (b)(d)	1,000,000	877,010
2.593% 9/11/25 (b)(d)	220,000	210,453
Goldman Sachs Group, Inc.:
0.523% 3/8/23	320,000	315,038
0.657% 9/10/24 (d)	300,000	289,503
3.272% 9/29/25 (d)	266,000	263,362
Morgan Stanley:
0.731% 4/5/24 (d)	430,000	421,147
0.79% 5/30/25 (d)	1,040,000	981,530
2.72% 7/22/25 (d)	734,000	718,459
Nomura Holdings, Inc. 1.653% 7/14/26	1,000,000	900,388
State Street Corp. 2.901% 3/30/26 (d)	16,000	15,701
		6,063,898
Consumer Finance – 2.1%
Air Lease Corp. 2.20% 1/15/27	270,000	241,441
Ally Financial, Inc.:
1.45% 10/2/23	151,000	147,592
3.05% 6/5/23	325,000	325,173
5.125% 9/30/24	792,000	816,949
American Express Co. 2.25% 3/4/25	326,000	317,222
Capital One Financial Corp.:
1.343% 12/6/24 (d)	300,000	289,534
1.878% 11/2/27 (d)	400,000	358,344
3.20% 1/30/23	1,822,000	1,831,941
Santander Holdings USA, Inc. 2.49% 1/6/28 (d)	208,000	188,870
Synchrony Financial:
4.25% 8/15/24	338,000	338,559

	Principal Amount(a)	Value

4.375% 3/19/24	$ 333,000	$ 335,657
		5,191,282
Diversified Financial Services – 4.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.65% 10/29/24	352,000	329,985
1.75% 1/30/26	185,000	165,196
2.45% 10/29/26	151,000	135,022
3.30% 1/23/23	100,000	99,976
4.875% 1/16/24	150,000	151,072
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	235,000	220,970
3.95% 7/1/24 (b)	49,000	47,900
5.50% 1/15/26 (b)	172,000	171,658
BNP Paribas SA:
1.323% 1/13/27 (b)(d)	1,053,000	940,558
2.219% 6/9/26 (b)(d)	500,000	469,885
Citigroup, Inc. 2.014% 1/25/26 (d)	390,000	371,159
Deutsche Bank AG:
0.898% 5/28/24	125,000	118,417
1.447% 4/1/25 (d)	1,194,000	1,133,230
2.129% 11/24/26 (d)	638,000	583,052
2.222% 9/18/24 (d)	861,000	839,150
2.311% 11/16/27 (d)	217,000	192,084
Intercontinental Exchange, Inc.:
3.45% 9/21/23	157,000	159,374
3.65% 5/23/25	361,000	365,770
4.00% 9/15/27	552,000	555,623
International Lease Finance Corp. 5.875% 8/15/22	969,000	973,961
Moody's Corp. 4.875% 2/15/24	394,000	404,663
NatWest Markets PLC 0.80% 8/12/24 (b)	377,000	354,021
The Goldman Sachs Group Inc.:
1.757% 1/24/25 (d)	250,000	243,118
2.64% 2/24/28 (d)	250,000	233,124
UBS AG:
1.25% 6/1/26 (b)	1,300,000	1,175,944
1.375% 1/13/25 (b)	515,000	487,745
		10,922,657
Insurance – 4.0%
Athene Global Funding:
0.95% 1/8/24 (b)	1,275,000	1,218,936
1.00% 4/16/24 (b)	170,000	161,438
1.73% 10/2/26 (b)	500,000	442,571
Corebridge Financial, Inc.:
3.50% 4/4/25 (b)	74,000	73,306
3.65% 4/5/27 (b)	105,000	102,252
Empower Finance 2020 LP 1.357% 9/17/27 (b)	258,000	225,362

Quarterly Report	5

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
FINANCIALS – continued
Insurance – continued
Equitable Financial Life Global Funding:
0.50% 11/17/23 (b)		$ 344,000	$ 331,328
1.40% 8/27/27 (b)		344,000	303,301
1.70% 11/12/26 (b)		451,000	410,626
Equitable Holdings, Inc. 3.90% 4/20/23		1,143,000	1,152,267
GA Global Funding Trust 1.25% 12/8/23 (b)		750,000	724,180
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)		392,000	360,700
Guardian Life Global Funding:
1.10% 6/23/25 (b)		215,000	200,240
1.40% 7/6/27 (b)		438,000	391,390
Jackson Financial, Inc. 1.125% 11/22/23 (b)		510,000	492,175
Marsh & McLennan Companies, Inc. 3.875% 3/15/24		902,000	912,400
Metropolitan Life Global Funding I 0.90% 6/8/23 (b)		523,000	513,626
Pacific Life Global Funding II 1.20% 6/24/25 (b)		1,515,000	1,403,661
Pricoa Global Funding I 2.40% 9/23/24 (b)		117,000	114,435
Protective Life Global Funding 3.218% 3/28/25 (b)		157,000	155,307
RGA Global Funding 2.00% 11/30/26 (b)		273,000	253,664
			9,943,165
TOTAL FINANCIALS	73,862,394
HEALTH CARE – 2.1%
Health Care Equipment & Supplies – 0.4%
Alcon Finance Corp. 2.75% 9/23/26 (b)		200,000	189,174
Boston Scientific Corp.:
1.90% 6/1/25		147,000	139,874
3.45% 3/1/24		709,000	714,297
			1,043,345
Health Care Providers & Services – 0.4%
Anthem, Inc. 0.45% 3/15/23		367,000	360,008
Cigna Corp. 0.613% 3/15/24		153,000	146,404
Humana, Inc. 0.65% 8/3/23		470,000	457,517
			963,929

		Principal Amount(a)	Value

Life Sciences Tools & Services – 0.5%
PerkinElmer, Inc. 0.85% 9/15/24		$ 760,000	$714,143
Thermo Fisher Scientific, Inc. 1.215% 10/18/24		540,000	517,065
			1,231,208
Pharmaceuticals – 0.8%
Astrazeneca Finance LLC 0.70% 5/28/24		460,000	440,411
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		350,000	353,073
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)		300,000	297,576
Bristol-Myers Squibb Co. 2.90% 7/26/24		246,000	246,395
Elanco Animal Health, Inc. 5.772% 8/28/23		208,000	212,160
Viatris, Inc. 1.65% 6/22/25		353,000	325,477
			1,875,092
TOTAL HEALTH CARE	5,113,574
INDUSTRIALS – 2.9%
Aerospace & Defense – 0.4%
The Boeing Co.:
1.167% 2/4/23		235,000	231,833
1.95% 2/1/24		353,000	344,181
4.875% 5/1/25		318,000	321,799
			897,813
Airlines – 0.3%
American Airlines Pass Through Trust 3.85% 8/15/29		325,814	293,590
Delta Air Lines, Inc. 2.90% 10/28/24		306,000	293,722
United Airlines Pass Through Trust 3.50% 11/1/29		213,231	191,080
			778,392
Building Products – 0.1%
Carrier Global Corp. 2.242% 2/15/25		214,000	205,638
Commercial Services & Supplies – 0.2%
Republic Services, Inc. 0.875% 11/15/25		441,000	401,490
Industrial Conglomerates – 0.5%
Roper Technologies, Inc. 3.65% 9/15/23		752,000	758,342
Siemens Financieringsmaatschappij N.V.:
0.65% 3/11/24 (b)		301,000	289,504
1.20% 3/11/26 (b)		325,000	298,026
			1,345,872
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
INDUSTRIALS – continued
Machinery – 0.5%
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)		$ 234,000	$ 223,162
2.00% 12/14/26 (b)		350,000	321,867
Otis Worldwide Corp. 2.056% 4/5/25		362,000	347,282
Wabtec Corp. 4.40% 3/15/24		351,000	355,294
			1,247,605
Road & Rail – 0.0%
Canadian Pacific Railway Co. 1.75% 12/2/26		155,000	142,746
Trading Companies & Distributors – 0.9%
Air Lease Corp.:
0.70% 2/15/24		1,257,000	1,192,620
0.80% 8/18/24		521,000	486,019
2.625% 7/1/22		471,000	470,791
			2,149,430
TOTAL INDUSTRIALS	7,168,986
INFORMATION TECHNOLOGY – 1.3%
Electronic Equipment, Instruments & Components – 0.0%
Amphenol Corp. 3.20% 4/1/24		37,000	36,949
IT Services – 0.2%
PayPal Holdings, Inc. 1.65% 6/1/25		230,000	219,478
The Western Union Co. 4.25% 6/9/23		257,000	260,368
			479,846
Semiconductors & Semiconductor Equipment – 0.6%
Broadcom, Inc. 1.95% 2/15/28 (b)		250,000	217,351
Microchip Technology, Inc. 0.983% 9/1/24 (b)		315,000	296,099
Micron Technology, Inc. 4.185% 2/15/27		926,000	926,386
			1,439,836
Software – 0.3%
Oracle Corp. 1.65% 3/25/26		160,000	145,684
VMware, Inc.:
1.00% 8/15/24		511,000	483,129
1.40% 8/15/26		295,000	264,442
			893,255

		Principal Amount(a)	Value

Technology Hardware, Storage & Peripherals – 0.2%
Dell International LLC / EMC Corp. 5.45% 6/15/23		$ 502,000	$ 511,913
TOTAL INFORMATION TECHNOLOGY	3,361,799
MATERIALS – 0.4%
Chemicals – 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (b)		127,000	127,482
International Flavors & Fragrances, Inc.:
0.697% 9/15/22 (b)		66,000	65,663
1.23% 10/1/25 (b)		443,000	406,168
LYB International Finance III LLC 1.25% 10/1/25		204,000	187,699
Westlake Chemical Corp. 0.875% 8/15/24		211,000	202,412
TOTAL MATERIALS	989,424
REAL ESTATE – 1.8%
Equity Real Estate Investment Trusts (REITs) – 1.4%
American Tower Corp. 1.30% 9/15/25		129,000	118,817
Boston Properties LP 3.20% 1/15/25		1,490,000	1,474,290
Brixmor Operating Partnership LP 2.25% 4/1/28		177,000	156,012
Crown Castle International Corp. 1.35% 7/15/25		27,000	24,980
Healthcare Trust of America Holdings LP 3.50% 8/1/26		650,000	637,189
Omega Healthcare Investors, Inc. 4.375% 8/1/23		312,000	313,126
Retail Properties of America, Inc. 4.00% 3/15/25		150,000	148,777
SBA Tower Trust:
1.884% 7/15/50 (b)		86,000	80,248
2.836% 1/15/50 (b)		137,000	133,661
Simon Property Group LP 2.75% 6/1/23		269,000	269,268
Vornado Realty LP 2.15% 6/1/26		80,000	72,976
Welltower, Inc. 3.625% 3/15/24		110,000	110,344
			3,539,688
Real Estate Management & Development – 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,000	10,031
4.10% 10/1/24		19,000	19,158

Quarterly Report	7

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
Realty Income Corp. 2.20% 6/15/28		$ 24,000	$ 21,581
Spirit Realty LP 2.10% 3/15/28		359,000	313,474
Ventas Realty LP:
2.65% 1/15/25		199,000	193,378
3.00% 1/15/30		386,000	348,247
3.50% 4/15/24		129,000	129,382
			1,035,251
TOTAL REAL ESTATE	4,574,939
UTILITIES – 3.6%
Electric Utilities – 1.5%
Cleco Corporate Holdings LLC 3.743% 5/1/26		840,000	820,957
FirstEnergy Corp.:
1.60% 1/15/26		29,000	26,296
2.05% 3/1/25		138,000	128,519
Sempra Energy 3.30% 4/1/25		261,000	259,357
The Southern Co. 0.60% 2/26/24		708,000	677,088
Vistra Operations Co. LLC 5.00% 7/31/27 (b)		1,870,000	1,829,430
			3,741,647
Independent Power and Renewable Electricity Producers – 0.8%
Emera U.S. Finance LP 0.833% 6/15/24		362,000	340,823
The AES Corp. 3.30% 7/15/25 (b)		1,641,000	1,596,988
			1,937,811
Multi-Utilities – 1.3%
Berkshire Hathaway Energy Co. 2.80% 1/15/23		139,000	140,903
CenterPoint Energy, Inc. 3 month U.S. LIBOR + 0.500% 2.111% 3/2/23 (c)(d)		88,000	87,771
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 1.326% 6/15/23 (b)(c)(d)		503,000	500,535
Dominion Energy Gas Holdings LLC 2.50% 11/15/24		343,000	335,507
Dominion Energy, Inc. 1.45% 4/15/26		410,000	375,442
Exelon Corp. 2.75% 3/15/27 (b)		54,000	51,271
Florida Power & Light Co. 2.85% 4/1/25		178,000	177,220

		Principal Amount(a)	Value

NextEra Energy Capital Holdings, Inc.:
0.65% 3/1/23		$ 420,000	$ 413,441
3 month U.S. LIBOR + 0.270% 1.775% 2/22/23 (c)(d)		290,000	289,208
NiSource, Inc.:
0.95% 8/15/25		574,000	525,639
2.95% 9/1/29		207,000	187,191
ONE Gas, Inc. 0.85% 3/11/23		230,000	226,577
			3,310,705
TOTAL UTILITIES	8,990,163
TOTAL NONCONVERTIBLE BONDS (Cost $154,914,956)	146,038,488
U.S. Treasury Obligations – 19.5%

U.S. Treasury Notes:
0.25% 6/15/24 to 7/31/25		17,196,400	15,952,751
0.375% 4/30/25		12,244,000	11,440,009
0.75% 3/31/26 (e)		14,540,000	13,456,316
1.25% 12/31/26		5,729,000	5,340,278
1.50% 1/31/27		2,482,000	2,337,734
TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,299,302)	48,527,088
Asset-Backed Securities – 12.2%

TCI-Flatiron Clo Ltd. Series 2017-1A, Class AR 3 month U.S. LIBOR + 0.960% 2.404% 11/18/30 (b)(c)(d)		753,000	740,815
AASET Trust Series 2019-2, Class A 3.376% 10/16/39 (b)		200,863	154,584
AASET Trust Series 2021-1A, Class A 2.95% 11/16/41 (b)		237,223	200,663
AASET Trust Series 2021-2A, Class A 2.798% 1/15/47 (b)		425,437	368,470
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88% 8/15/25 (b)		100,000	98,399
AIMCO CLO 10 Ltd. Series 2019-10A, Class AR 3 month U.S. LIBOR + 1.060% 2.196% 7/22/32 (b)(c)(d)		723,000	703,278
AIMCO CLO Series 2018-B 3 month U.S. LIBOR + 1.100% 2.144% 1/15/32 (b)(c)(d)		769,000	752,171
AIMCO Series 2020-A 3 month CME Term SOFR + 1.17% 2.021% 1/17/32 (b)(c)(d)		500,000	486,021
8	Quarterly Report

Schedule of Investments (Unaudited)–continued
Asset-Backed Securities – continued
	Principal Amount(a)	Value
Ajax Mortgage Loan Trust Series 2021-B, Class A 2.239% 6/25/66 (b)	$ 216,607	$ 203,420
AmeriCredit Automobile Receivables Trust 2021-3 0.76% 8/18/26	709,000	686,051
ARES LII CLO Ltd. Series 2019-52A, Class A1R 3 month U.S. LIBOR + 1.05% 2.186% 4/22/31 (b)(c)(d)	908,000	893,675
BA Credit Card Trust 0.44% 9/15/26	791,000	752,814
Blackbird Capital Aircraft Ltd. Series 2016-1A, Class A 2.443% 7/15/46 (b)	476,912	413,401
CarMax Auto Owner Trust Series 2020-4, Class A3 0.50% 8/15/25	296,000	290,580
CarMax Auto Owner Trust Series 2021-1, Class A3 0.34% 12/15/25	371,000	363,768
Carvana Auto Receivables Trust Series 2021-P2, Class A3 0.49% 3/10/26	903,000	873,561
Castlelake Aircraft Structured Trust Series 2021-1A, Class A 3.474% 1/15/46 (b)	390,293	350,634
Cedar Funding X CLO Ltd. Series 2019-10A, Class AR 3 month U.S. LIBOR + 1.100% 2.163% 10/20/32 (b)(c)(d)	250,000	243,713
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class A 3 month U.S. LIBOR + 1.100% 2.144% 7/15/33 (b)(c)(d)	798,000	779,608
Cent CLO 21 Ltd. Series 2014-21A, Class A1R3 3 month U.S. LIBOR + 0.970% 2.195% 7/27/30 (b)(c)(d)	720,000	710,640
CF Hippolyta LLC Series 2020-1, Class A1 1.69% 7/15/60 (b)	496,151	455,184
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% 3/15/61 (b)	348,186	313,886
DB Master Finance LLC Series 2021-1A, Class A2I 2.045% 11/20/51 (b)	995,000	893,026
Dell Equipment Finance Trust Series 2019-2, Class A3 1.91% 10/22/24 (b)	15,982	15,982
Dell Equipment Finance Trust Series 2020-2, Class A3 0.57% 10/23/23 (b)	213,075	211,065
Dell Equipment Finance Trust Series 2021-1, Class A3 0.43% 5/22/26 (b)	253,000	246,686

	Principal Amount(a)	Value
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class A2 0.56% 12/11/34 (b)	$ 347,650	$ 339,768
Eaton Vance CLO Ltd. Series 2019-1A, Class AR 3 month U.S. LIBOR + 1.100% 2.144% 4/15/31 (b)(c)(d)	696,000	681,684
Enterprise Fleet Financing LLC Series 2020-2, Class A2 0.61% 7/20/26 (b)	283,185	276,125
Enterprise Fleet Funding LLC Series 2021-1, Class A2 0.44% 12/21/26 (b)	173,514	168,905
Exeter Automobile Receivables Trust Series 2021-2A, Class A3 0.30% 10/15/24	213,242	212,792
Finance Of America HECM Buyout 2.695% 2/25/32 (b)(d)	639,813	627,918
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (b)	250,000	250,779
Ford Credit Auto Owner Trust Series 2020-2, Class A 1.06% 4/15/33 (b)	726,000	668,223
Ford Credit Floorplan Master Owner Trust Series 2020-1, Class A1 0.70% 9/15/25	900,000	873,388
GM Financial Consumer Automobile Receivables Trust 2020-4, Class A3 0.38% 8/18/25	332,361	327,322
GMF Floorplan Owner Revolving Trust Series 2020-1, Class A 0.68% 8/15/25 (b)	169,000	164,049
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A 0.69% 10/15/25 (b)	403,000	389,275
Madison Park Funding XXXII Ltd. Series 2018-32A, Class A1R 3 month U.S. LIBOR + 1.100% 2.136% 1/22/31 (b)(c)(d)	512,000	504,860
Marlette Funding Trust Series 2021-2A, Class A 0.51% 9/15/31 (b)	247,973	245,879
Marlette Funding Trust Series 2021-3 0.65% 12/15/31 (b)	201,765	198,466
Marlette Funding Trust Series 2022-1 1.36% 4/15/32 (b)	460,063	454,297
MMAF Equipment Finance LLC Series 2019-B, Class A3 2.01% 12/12/24 (b)	157,574	156,369

Quarterly Report	9

Asset-Backed Securities – continued
	Principal Amount(a)	Value
Niagara Park Clo Ltd. Series 2019-1A, Class AR 3 month U.S. LIBOR + 1.000% 2.044% 7/17/32 (b)(c)(d)	$ 1,070,000	$ 1,044,994
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A 0.87% 7/14/28 (b)	695,000	657,041
Palmer Square Loan Funding Ltd. Series 2021-2A, Class A1 3 month U.S. LIBOR + 0.800% 2.278% 5/20/29 (b)(c)(d)	499,774	494,881
Palmer Square Loan Funding Ltd. Series 2022-1A, Class A1 3 month CME Term SOFR + 1.05% 1.284% 4/15/30 (b)(c)(d)	710,000	701,134
Santander Retail Auto Lease Trust Series 2020-B, Class A3 0.57% 4/22/24 (b)	445,000	435,476
Santander Retail Auto Lease Trust Series 2021-A, Class A3 0.51% 7/22/24 (b)	376,000	365,497
Slam Ltd. Series 2021-1A, Class A 2.434% 6/15/46 (b)	1,414,050	1,219,599
Symphony CLO XXI Ltd. Series 2019-21A, Class AR 3 month U.S. LIBOR + 1.06% 2.104% 7/15/32 (b)(c)(d)	791,000	776,634
Symphony CLO XXIII Ltd. Series 2020-23A, Class AR 3 month U.S. LIBOR + 1.020% 2.064% 1/15/34 (b)(c)(d)	717,000	706,645
TCI-Symphony CLO Ltd. Series 2017-1A, Class AR 3 month U.S. LIBOR + 0.930% 1.974% 7/15/30 (b)(c)(d)	805,000	792,840
Tesla Auto Lease Trust Series 2020-A, Class A3 0.68% 12/20/23 (b)	159,034	157,436
Tesla Auto Lease Trust Series 2021-A, Class A3 0.56% 3/20/25 (b)	547,000	528,760
Upstart Securitization Trust Series 2021-1, Class A 0.87% 3/20/31 (b)	42,194	41,813
Upstart Securitization Trust Series 2021-2, Class A 0.91% 6/20/31 (b)	191,255	187,389
Upstart Securitization Trust Series 2021-3, Class A 0.83% 7/20/31 (b)	311,178	303,741
Upstart Securitization Trust Series 2021-4, Class A 0.84% 9/20/31 (b)	455,374	440,983

		Principal Amount(a)	Value
Upstart Securitization Trust Series 2021-5, Class A 1.31% 11/20/31 (b)		$ 546,850	$ 530,083
VCAT LLC Series 2021-NPL1, Class A1 2.289% 12/26/50 (b)		104,583	101,281
Verizon Master Trust Series 2021-1, Class A 0.50% 5/20/27		612,000	581,581
Verizon Master Trust Series 2021-1, Class B 0.69% 5/20/27		700,000	664,406
Voya CLO Ltd. Series 2017-1A, Class A1R 3 month U.S. LIBOR + 0.950% 1.994% 4/17/30 (b)(c)(d)		700,000	690,368
World Omni Automobile Lease Securitization Trust Series 2020-B, Class A3 0.45% 2/15/24		244,000	240,917
TOTAL ASSET-BACKED SECURITIES (Cost $31,710,608)	30,405,693
Collateralized Mortgage Obligations – 7.9%

PRIVATE SPONSOR – 7.7%
Angel Oak Mortgage Trust 2021-8 1.82% 11/25/66 (b)(d)		510,069	477,748
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM 3.112% 11/5/32 (b)		138,000	132,700
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class ASB 3.429% 9/15/48		402,866	402,873
Banc of America Commercial Mortgage Trust Series 2022-DKLX, Class A 1 month CME Term SOFR + 1.15% 1.932% 1/15/39 (b)(c)(d)		174,000	169,792
Barclay's Commercial Mortgage Trust Series 2017-C1, Class ASB 3.488% 2/15/50		783,466	779,528
Benchmark Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51		215,000	215,105
Blox Trust 1 month U.S. LIBOR + 0.750% 1.625% 9/15/26 (b)(c)(d)		352,000	333,262
BPR Trust Series 2022-OANA, Class A 1 month CME Term SOFR + 1.18% 2.68% 4/15/37 (b)(c)(d)		566,000	551,039
10	Quarterly Report

Schedule of Investments (Unaudited)–continued
Collateralized Mortgage Obligations – continued
	Principal Amount(a)	Value
PRIVATE SPONSOR – continued
Brass No 10 PLC 0.669% 4/16/69 (b)(d)	$ 149,273	$ 143,958
BX Commercial Mortgage Trust 1 month U.S. LIBOR + 0.850% 1.725% 11/15/38 (b)(c)(d)	319,000	307,738
BX Commercial Mortgage Trust 2021-VINO 1 month U.S. LIBOR + 0.652% 1.527% 5/15/38 (b)(c)(d)	300,000	287,982
BX Commercial Mortgage Trust Series 2019-XL, Class A 1 month U.S. LIBOR + 0.920% 1.795% 10/15/36 (b)(c)(d)	305,762	301,928
BX Commercial Mortgage Trust Series 2021-PAC, Class A 1 month U.S. LIBOR + 0.689% 1.564% 10/15/36 (b)(c)(d)	323,000	307,121
BX Commercial Mortgage Trust Series 2021-SOAR, Class A 1 month U.S. LIBOR + 0.67% 1.545% 6/15/38 (b)(c)(d)	464,000	445,135
BX Trust 1 month U.S. LIBOR + 0.636% 1.511% 10/15/26 (b)(c)(d)	298,000	286,154
BX Trust Series 2022-LP2, Class A 1 month CME Term SOFR + 1.01% 1.795% 2/15/39 (b)(c)(d)	419,033	404,607
Cascade Funding Mortgage Trust 0.898% 6/25/36 (b)(d)	238,591	235,410
CFMT 2021-HB7 LLC 1.151% 10/27/31 (b)(d)	193,608	190,362
CFMT 2022-EBO2 LLC 3.169% 7/25/54 (b)(d)	224,568	223,913
CFMT LLC 0.985% 11/25/50 (b)(d)	191,657	188,159
CFMT LLC Series 2021-HB5, Class A 0.801% 2/25/31 (b)(d)	122,842	121,198
CGDB Commercial Mortgage Trust Series 2019-MOB, Class A 1 month U.S. LIBOR + 0.950% 1.825% 11/15/36 (b)(c)(d)	100,000	97,341
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683% 9/10/45 (b)	131,000	130,913
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	96,922	96,352
COMM Mortgage Trust Series 2013-CR13, Class AM 4.449% 11/10/46 (d)	131,000	131,682

	Principal Amount(a)	Value

COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	$ 34,477	$ 34,460
COMM Mortgage Trust Series 2020-SBX, Class A 1.67% 1/10/38 (b)	625,000	576,813
Credit Suisse Mortgage Capital Certificates 2.436% 2/25/61 (b)(d)	679,455	644,359
CSMC Trust Series 2020-NET, Class A 2.257% 8/15/37 (b)	97,883	91,157
ELP Commercial Mortgage Trust 2021-ELP 1 month U.S. LIBOR + 0.701% 1.576% 11/15/38 (b)(c)(d)	443,000	423,308
GCAT 2021-NQM7 Trust 1.915% 8/25/66 (b)(d)	288,734	276,152
GS Mortgage Securities Corportation Trust 2021-IP 1 month U.S. LIBOR + 0.950% 1.825% 10/15/36 (b)(c)(d)	190,000	183,726
GS Mortgage Securities Trust Series 2013-GC16, Class AS 4.649% 11/10/46	255,000	257,173
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8 3.424% 10/15/45 (b)	147,000	146,888
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (b)	770,000	768,542
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD, Class A 1 month U.S. LIBOR + 1.000% 1.875% 9/15/29 (b)(c)(d)	104,136	102,740
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class AS 4.458% 1/15/47	327,000	329,282
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4 3.801% 9/15/47	331,000	330,448
Lanark Master Issuer PLC Series 2020-1A, Class 1A 2.277% 12/22/69 (b)(d)	200,000	198,920
Legacy Mortgage Asset Trust 2021-GS5 2.25% 7/25/67 (b)	575,613	548,926

Quarterly Report	11

Collateralized Mortgage Obligations – continued
	Principal Amount(a)	Value
PRIVATE SPONSOR – continued
Life 2021-BMR Mortgage Trust Series 2021-BMR, Class A 1 month U.S. LIBOR + 0.700% 1.575% 3/15/38 (b)(c)(d)	$ 286,044	$ 273,868
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class ASB 3.654% 4/15/47	255,280	256,332
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class ASB 3.326% 12/15/47	298,791	298,822
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class A3 3.272% 1/15/49	111,410	108,529
Morgan Stanley Capital I Trust Series 2019-MEAD, Class A 3.17% 11/10/36 (b)	302,000	293,078
New Residential Mortgage Loan Trust Series 2019-5A, Class A1B 3.50% 8/25/59 (b)(d)	75,379	75,118
NYMT Loan Trust 2021-SP1 1.67% 8/25/61 (b)	179,475	165,801
Oceanview Trust 2021-EBO1 1.219% 12/29/51 (b)(d)	390,578	387,680
OPG Trust 2021-PORT 1 month U.S. LIBOR + 0.484% 1.359% 10/15/36 (b)(c)(d)	720,000	682,156
PRPM 2021-2 LLC 2.115% 3/25/26 (b)(d)	438,002	421,884
PRPM 2021-5 LLC 1.793% 6/25/26 (b)	629,924	588,006
PRPM 2021-8 LLC 1.743% 9/25/26 (b)(d)	520,155	495,140
PRPM 2021-RPL1 LLC 1.319% 7/25/51 (b)(d)	86,759	82,218
PRPM 2021-RPL2 LLC 1.455% 10/25/51 (b)(d)	111,803	104,655
RMF Buyout Issuance Trust 2021-HB1 1.259% 11/25/31 (b)(d)	324,887	313,115
SREIT Trust 2021-MFP 1 month U.S. LIBOR + 0.731% 1.606% 11/15/38 (b)(c)(d)	299,000	290,247
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class AS 3.814% 8/10/49 (b)	239,000	239,199

		Principal Amount(a)	Value

UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46		$ 66,816	$ 66,802
VCAT 2021-NPL2 LLC 2.115% 3/27/51 (b)		471,778	453,096
VCAT Asset Securitization LLC 1.743% 5/25/51 (b)		917,688	878,710
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class ASB 3.571% 9/15/58		230,176	230,468
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class ASB 3.371% 9/15/57		221,357	220,172
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class ASB 3.453% 1/15/60		263,483	262,787
TOTAL PRIVATE SPONSOR	19,062,777
U.S. GOVERNMENT AGENCY – 0.2%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45		44,355	42,947
Fannie Mae guaranteed REMIC Series 2019-33, Class N 3.00% 3/25/48		347,689	344,561
Fannie Mae guaranteed REMIC Series 2019-59, Class AB 2.50% 10/25/39		107,933	104,799
Federal Home Loan Mortgage Corp. REMIC Series 4433, Class DE 2.00% 8/15/32		1,535	1,531
Federal Home Loan Mortgage Corp. REMIC Series 4437, Class DE 2.00% 10/15/32		3,130	3,123
Federal Home Loan Mortgage Corp. REMIC Series 4903, Class DA 3.00% 10/25/48		160,715	159,649
TOTAL U.S. GOVERNMENT AGENCY	656,610
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,605,667)	19,719,387
12	Quarterly Report

Schedule of Investments (Unaudited)–continued
U.S. Government Agency - Mortgage Securities – 0.5%
		Principal Amount(a)	Value
Fannie Mae – 0.4%
3.00% 7/1/36		$ 532,021	$ 526,913
4.50% 3/1/39 to 9/1/49		262,848	272,598
4.272% 4/25/32		144,344	143,524
TOTAL FANNIE MAE	943,035
Freddie Mac – 0.1%
3.00% 2/1/34		285,391	285,499
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,282,771)	1,228,534
Municipal Securities – 0.1%

California Gen. Oblig. Series 2019 2.400% 10/1/25 (Cost $221,270)		220,000	213,658
Foreign Government and Government Agency Obligations – 0.1%

United Mexican States 3.250% 4/16/30 (Cost $199,152)		200,000	183,700

Money Market Fund – 1.9%
		Shares
Fidelity Cash Central Fund, 0.82% (f) (Cost $4,624,794)		4,623,871	4,624,796
TOTAL INVESTMENT IN SECURITIES – 100.9% (Cost $264,858,520)	250,941,344
NET OTHER ASSETS (LIABILITIES) – (0.9%)	(2,220,649)
NET ASSETS – 100.0%	$ 248,720,695

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $79,117,469 or 31.8% of net assets.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $71,279.
(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	102	September 2022	$11,521,219	$(7,256)	$(7,256)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
Quarterly Report	13

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.82%	$1,618,747	$55,389,297	$52,383,248	$5,309	$—	$—	$4,624,796	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, Municipal Securities, Foreign Government and Government Agency Obligations and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and U.S. Government Agency - Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund’s use of derivatives increased or decreased its exposure to the following risk(s):
Interest Rate Risk – Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.
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Schedule of Investments (Unaudited)–continued
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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